Fund Name:	SPDR S&P Oil & Gas Equipment &
Services ETF
MCH Account Number:	J941
(a) Description of nature of support.	NAV Error,
Accounting Matter
(b) Person providing support.	SSGA
(c) Brief description of relationship between the person
providing support and the Registrant.	Affiliate
(d) Date support provided.	10/25/2017
(e ) Amount of support.	$1,228.80
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Making
Fund whole
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	SPDR Bloomberg Barclays 1-3 Month T-
Bill ETF
MCH Account Number:	J9HA
(a) Description of nature of support.	Overdraft
Charge
(b) Person providing support.	SSBT
(c) Brief description of relationship between the person
providing support and the Registrant.	Affiliate
(d) Date support provided.	8/31/2017
(e ) Amount of support.	$2,360.75
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Making
Fund whole
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a


Fund Name:	SPDR FTSE International Government
Inflation-Protected Bond ETF
MCH Account Number:	J9HP
(a) Description of nature of support.	NAV Error,
Accounting Matter
(b) Person providing support.	SSBT
(c) Brief description of relationship between the person
providing support and the Registrant.	Affiliate
(d) Date support provided.	4/9/2018
(e ) Amount of support.	$14,664.80
(f) Security supported (if applicable). Disclose the full
name of the issuer, the title of the issue (including
coupon or yield, if applicable) and at least two
identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI).
	n/a
(g) Value of security supported on date support was
initiated (if applicable).	n/a
(h) Brief description of reason for support.	Making
Fund whole
(i) Term of support.	n/a
(j) Brief description of any contractual restrictions
relating to support.	n/a